Description of Business (Details) - USD ($) $ in Thousands	Dec. 31, 2026	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Retained earnings (accumulated deficit)		$ (827,179)	$ (853,669)	$ (268,144)
Cash and cash equivalents and marketable securities	$ 120,700	90,200
Short-term debt obligations	$ 11,900	$ 12,300